Details of Significant Accounts - Summary of Investing Activities with Partial Cash Payments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Trade And Receivables [Abstract]
Acquisition of property, plant and equipment (including transfers)	$ 179	$ 5,337	$ 42,213	$ 17,237
Add: Opening balance of payables on machinery, equipment, and intangible assets	110	3,303		1,229
Ending balance of prepayments for equipment	2,502	74,841	27,942	923
Opening balance of prepayments for equipment being transferred to other expenses			780
Opening balance of prepayments for equipment being transferred to intangible assets	8	243		227
Less: Ending balance of payables on machinery, equipment, and intangible assets	(6)	(190)	(3,303)
Opening balance of prepayments for equipment	(934)	(27,942)	(923)	(1,483)
Cash paid	1,859	55,592	66,709	18,133
Acquisition of intangible assets (including transfers)	148	4,420	3,537	5,933
Add: Opening balance of payable on machinery, equipment, and intangible assets	12	374		1,495
Less: Ending balance of payables on machinery, equipment, and intangible assets	(2)	(74)	(374)
Opening balance of prepayments for equipment	(8)	(243)		(227)
Cash paid	$ 150	$ 4,477	$ 3,163	$ 7,201